Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 01, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		$ 154
Net income attributable to non-controlling interest		(2)	$ (160)
Redeemable non-controlling interest		(1)	(150)
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	$ (107)
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	197
Balance, end of period	154	152	154
Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		64	399	$ 542	$ 615
Changes during period			(25)	(14)	(99)
Net income attributable to non-controlling interest			(6)	(129)	26
Redeemable non-controlling interest			2	0	0
Balance, end of period	64		64	399	542
North Atlantic Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		0
Net income attributable to non-controlling interest		0	(160)
Redeemable non-controlling interest			0
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	109
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	0
Balance, end of period	0	0	0
North Atlantic Drilling Ltd | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		(109)	76	165	179
Changes during period			(25)	0	7
Net income attributable to non-controlling interest				(89)	(21)
Balance, end of period	(109)		(109)	76	165
Sevan Drilling Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		0
Net income attributable to non-controlling interest		0	(10)
Redeemable non-controlling interest			0
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	(216)
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	0
Balance, end of period	0	0	0
Sevan Drilling Limited | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		216	226	291	282
Changes during period			0	0	0
Net income attributable to non-controlling interest				(65)	9
Balance, end of period	216		216	226	291
Asia Offshore Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		0
Net income attributable to non-controlling interest		0	1
Redeemable non-controlling interest			(150)
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	0
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	0
Balance, end of period	0	0	0
Asia Offshore Drilling Ltd | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		0	149	149	140
Changes during period			0	0	0
Net income attributable to non-controlling interest				0	9
Balance, end of period	0		0	149	149
Ship Finance International Ltd VIEs
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		147
Net income attributable to non-controlling interest		(2)	7
Redeemable non-controlling interest			0
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	0
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	199
Balance, end of period	147	145	147
Ship Finance International Ltd VIEs | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		(52)	(59)	(69)	14
Changes during period			0	(14)	(112)
Net income attributable to non-controlling interest				24	29
Balance, end of period	(52)		(52)	(59)	(69)
Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		7
Net income attributable to non-controlling interest		0	2
Redeemable non-controlling interest			0
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	0
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	(2)
Balance, end of period	7	7	7
Seadrill Nigeria Operations Limited | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		$ 9	7	6	0
Changes during period			0	0	6
Net income attributable to non-controlling interest				1	0
Balance, end of period	$ 9		$ 9	$ 7	$ 6